Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.
Award Timing Method	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based awards granted to our employees.
MNPI Disclosure Timed for Compensation Value	false